Financial assets at fair value through profit or loss - Movements (Details) - Financial assets measured at fair value through profit or loss (“FVTPL”) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Balance at January 1	$ 17,537,608	$ 9,906,000
Additions	10,002,442	20,000,000
Redemption	0	(3,004,897)
Changes in fair value recognized in profit or loss	(7,134,786)	(9,363,495)
Balance at December 31	20,405,264	17,537,608
Represented by:
Non-current	9,371,064	0
Current	$ 11,034,200	$ 17,537,608